Loans and Allowance for Loan Losses (Details 6) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Average Recorded Investment
With no related allowance recorded	$ 2,735	$ 12,097
With an allowance recorded	6,454	7,377
Total impaired loans	9,189	19,474
Interest Recognized For the Period Ended
With no related allowance recorded	65	196
With an allowance recorded	220	132
Total impaired loans	285	328
Commercial, financial, and agricultural
Average Recorded Investment
With no related allowance recorded	669	2,949
With an allowance recorded	899	1,356
Interest Recognized For the Period Ended
With no related allowance recorded	13	39
With an allowance recorded	23	22
Residential real estate
Average Recorded Investment
With no related allowance recorded	1,713	2,331
With an allowance recorded	3,553	4,625
Interest Recognized For the Period Ended
With no related allowance recorded	52	37
With an allowance recorded	114	110
Residential real estate | Construction
Average Recorded Investment
With no related allowance recorded	0	536
With an allowance recorded	0	0
Real estate - commercial
Average Recorded Investment
With no related allowance recorded	353	5,169
With an allowance recorded	1,842	1,161
Interest Recognized For the Period Ended
With no related allowance recorded	0	119
With an allowance recorded	83	0
Real estate - commercial | Construction
Average Recorded Investment
With no related allowance recorded	0	1,105
With an allowance recorded	51	52
Interest Recognized For the Period Ended
With no related allowance recorded	0	0
With an allowance recorded	0	0
Consumer
Average Recorded Investment
With no related allowance recorded	0	7
With an allowance recorded	109	183
Interest Recognized For the Period Ended
With no related allowance recorded	0	1
With an allowance recorded	$ 0	$ 0